ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	12 Months Ended
Dec. 31, 2019
Brilliant Hat Limited
Name	Brilliant Hat Limited
Background	A British Virgin Islands company Incorporated on June 26, 2018 A Hong Kong company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology
Blue Hat Interactive Entertainment Technology Limited
Name	Blue Hat Interactive Entertainment Technology Limited
Background	A Hong Kong company Incorporated on June 26, 2018 A holding company
Ownership	100% owned by Brilliant Hat Limited
Xiamen Duwei Consulting Management Co Ltd
Name	Xiamen Duwei Consulting Management Co Ltd
Background	A PRC limited liability company and deemed a wholly foreign owned enterprise (“WFOE”) Incorporated on July 26, 2018 Registered capital of $736,073 (RMB 5,000,000) A holding company
Ownership	100% owned by Blue Hat Interactive Entertainment Technology Limited.
Fujian Blue Hat Interactive Entertainment Technology Ltd.
Name	Fujian Blue Hat Interactive Entertainment Technology Ltd.
Background	A PRC limited liability company Incorporated on January 7, 2010 Registered capital of $4,697,526 (RMB 31,054,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	VIE of Xiamen Duwei Consulting Management Co., Ltd
Hunan Engaomei Animation Culture Development Co., Ltd.
Name	Hunan Engaomei Animation Culture Development Co., Ltd.
Background	A PRC limited liability company Incorporated on October 19, 2017 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Shenyang Qimengxing Trading Co., Ltd.
Name	Shenyang Qimengxing Trading Co., Ltd.
Background	A PRC limited liability company Incorporated on July 27, 2017 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Chongqing Lanhui Technology Co. Ltd.
Name	Chongqing Lanhui Technology Co. Ltd.
Background	A PRC limited liability company Incorporated on January 25, 2018 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd
Pingxiang Blue Hat Technology Co. Ltd.
Name	Pingxiang Blue Hat Technology Co. Ltd.
Background	A PRC limited liability company Incorporated on September 10, 2018 Registered capital of $302,540 (RMB 2,000,000) Designing, producing, promoting and selling animated toys with mobile games features, original intellectual property and peripheral derivatives features.
Ownership	100% owned by Fujian Blue Hat Interactive Entertainment Technology Ltd